Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Operating activities
Net income	$ 1,417	$ 3,869
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income taxes	112	1,015
Unrealized loss on forward contracts	(737)	656
Non-cash gain on US$ 6.25% Convertible Debentures conversion feature	(714)	(1,142)
Unrealized re-measurement gain		(123)
Unrealized foreign currency loss (gain)	431	(720)
Amortization of deferred financing costs	1,642	2,166
Non-cash stock compensation	3,942	3,326
Gain on bargain purchase of businesses acquired, net of tax	(2,762)
Gain on disposal of fixed assets	(532)	(1,498)
Depreciation and depletion expense	46,444	41,861
Amortization expense	3,573	4,186
Changes in current assets and liabilities:
Accounts receivable	(3,163)	(5,721)
Prepaid expenses, inventory and other current assets	(9,545)	3,252
Accounts payable	(60)	790
Accrued expenses and other current liabilities	3,853	223
Changes in other assets and liabilities	2,509	(41)
Net cash provided by operating activities	46,410	52,099
Investing activities
Business acquisitions, net of cash acquired	(22,756)
Payments on seller debt		(430)
Purchases of property and equipment	(37,794)	(41,841)
Proceeds on sale of equipment	1,153	2,853
Net cash used in investing activities	(59,397)	(39,418)
Financing activities
Redemption of Class B Series Two and Three common shares	(1,266)	(1,543)
Financing fees	(3,559)	(791)
Cdn$ 6.25% Convertible Debenture Offering	71,442
Repurchase of common stock		(2,515)
Redemption of 7.5% Convertible Debentures		(289)
Common stock dividends	(34,147)	(34,548)
Borrowings on credit facility	164,150	139,890
Payments on credit facility	(179,712)	(110,822)
Net cash provided by (used in) financing activities	16,908	(10,618)
Effect of exchange rate changes on cash	8	(147)
Net increase in cash and cash equivalents	3,929	1,916
Cash and cash equivalents at beginning of period	6,929	5,013
Cash and cash equivalents at end of period	10,858	6,929
Supplemental information
Cash paid for interest	14,762	12,343
Cash paid for income taxes	$ 1,594	$ 1,286